SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Accounting Policies [Line Items]
Fair value change in trading securities
Impairment charge
Impairment recognized in respect of other investments	$ 117		$ 681
Land expense	36	$ 36	36
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")	$ 1,159		$ 1,068
Number of shares repurchased	90,772,831	70,774,015	11,772,294
Allowance for doubtful accounts receivable		$ 558
Allowances for doubtful accounts receivable written down	$ 558
Advertising expenses	236	$ 604	$ 666
Share-based compensation	$ 380	$ 45	492
Dutch auction tender offer [Member]
Summary Of Accounting Policies [Line Items]
Number of shares repurchased	83,999,299	60,001,062
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Useful economic lives of purchased software and technology licenses	1 year
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Useful economic lives of purchased software and technology licenses	10 years
Cost of revenue [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	$ 16	$ 28	49
Research and development expense [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	306	10	347
General and administrative expense [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	27	5	79
Selling and marketing expense [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	$ 31	$ 2	$ 17